Offerings	Jul. 11, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, $0.001 par value per share
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be offered hereunder by Blackstone Secured Lending Fund (the "registrant") at indeterminate prices, and includes such indeterminate number of such securities as may, from time to time, be issued upon conversion, redemption, repurchase, exchange or exercise of other securities registered hereunder, to the extent any such other securities are, by their terms, convertible or exchangeable for such securities, including under any applicable anti-dilution provisions; warrants include an indeterminate number of warrants as may be sold, from time to time separately or in combination with other securities registered hereunder, representing rights to purchase common shares of beneficial interest, par value $0.001 per share (the "common shares"), preferred shares or debt securities. In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go basis.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Shares, $0.001 par value per share
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Footnote 1.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Footnote 1.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Footnote 1.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Footnote 1 and below. Debt securities may be issued at an original issue discount.
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares, $0.001 par value per share
Maximum Aggregate Offering Price	$ 439,457,109.12
Carry Forward Form Type	N-2
Carry Forward File Number	333-266323
Carry Forward Initial Effective Date	Jul. 26, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 67,280.88
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $439,457,109.12 of unsold common shares (the "Unsold Securities") previously registered pursuant to the Registration Statement on Form N-2ASR (File No. 333-266323) (the "Prior Registration Statement"), and the prospectus supplement filed on January 21, 2025 (the "Prospectus Supplement"). Pursuant to the Prospectus Supplement, $600,000,000 of the registrant's common shares could be issued and sold pursuant to certain equity distribution agreements. The registrant sold $160,542,890.88 of such securities under the Prior Registration Statement, leaving the balance of $439,457,109.12 of Unsold Securities, in respect of which the registrant paid a filing fee of $67,280.88 (based on the filing fee rate in effect at the time of the filing of the Prospectus Supplement) in connection with the filing of the Prospectus Supplement. Pursuant to Rule 415(a)(6), the filing fee of $67,280.88 associated with the offering of the Unsold Securities is hereby carried forward to be applied to $439,457,109.12 of Unsold Securities registered hereunder, and as a result, no additional filing fee is due with respect to the Unsold Securities included in this registration statement. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the time of filing of this registration statement.